Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	Powershares Actively Managed Exchange-Traded Fund Trust
Central Index Key	0001418144
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund
Risk/Return:
Trading Symbol	PSR
PowerShares S&P 500 Downside Hedged Portfolio | PowerShares S&P 500 Downside Hedged Portfolio | PowerShares S&P 500 Downside Hedged Portfolio
Risk/Return:
Trading Symbol	PHDG